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QUARTERLY REPORT | MARCH 31, 2026

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

		Shares	Value
100.14%	COMMON STOCKS

1.07%	COMMUNICATION SERVICES
	Sphere Entertainment Co.(A)	2,512	$294,909

3.22%	CONSUMER DISCRETIONARY
	A-Mark Precious Metals, Inc.	7,376	295,630
	Kontoor Brands, Inc.	4,214	296,202
	NIO, Inc. ADR(A)	48,868	294,674
			886,506

29.73%	ENERGY
	BKV Corp(A)	9,193	262,184
	Core Natural Resources, Inc.	2,847	298,166
	Coterra Energy, Inc.	19,667	691,098
	EQT Corp.	4,652	296,053
	Equinor ASA ADR	10,895	459,769
	Frontline plc ADR	19,768	689,112
	Golar LNG Ltd. ADR	12,696	686,981
	Helmerich & Payne, Inc.	8,167	294,257
	Okeanis Eco Tankers Corp. ADR 144A	13,562	686,102
	Patterson-UTI Energy, Inc.	42,430	459,517
	PBF Energy, Inc.	9,592	456,771
	Solaris Energy Infrastructure, Inc. Class A	5,224	295,208
	Valaris Ltd. ADR(A)	4,675	458,337
	Venture Global, Inc.	43,864	691,297
	Viper Energy, Inc. Class A	6,263	294,298
	Vista Energy S.A.B. de C.V. ADR(A)	9,123	688,513
	W&T Offshore, Inc.	137,612	469,257
			8,176,920

4.64%	FINANCIALS
	Itau Unibanco Holding SA ADR	35,191	294,901
	Janus Henderson Group plc ADR(A)	5,723	293,990
	StoneX Group, Inc.(A)	8,517	686,896
			1,275,787

QUARTERLY REPORT | MARCH 31, 2026

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
6.79%	HEALTH CARE
	AnaptysBio, Inc.(A)	5,283	$292,995
	Day One Biopharmaceuticals, Inc.(A)	32,074	687,667
	Kiniksa Pharmaceuticals International plc ADR(A)	6,184	297,760
	Mirum Pharmaceuticals, Inc.(A)	3,191	294,785
	Novavax, Inc.(A)	35,943	292,576
			1,865,783

12.19%	INDUSTRIALS
	Babcock & Wilcox Enterprises, Inc.(A)	47,437	696,850
	Comfort Systems USA, Inc.	501	690,874
	nVent Electric plc ADR	2,496	295,227
	Planet Labs PBC(A)	24,535	685,753
	Sterling Infrastructure, Inc.(A)	1,686	686,657
	Tutor Perini Corp.	3,831	295,715
			3,351,076

26.41%	INFORMATION TECHNOLOGY
	Adeia, Inc.	28,628	687,931
	Applied Optoelectronics, Inc.(A)	5,410	457,632
	Fastly, Inc.(A)	15,945	463,362
	Ichor Holdings, Ltd. ADR(A)	9,888	460,880
	Lumentum Holdings, Inc.(A)	984	691,516
	Micron Technology, Inc.	875	295,610
	nLight, Inc.(A)	12,083	688,973
	Sandisk Corp.(A)	1,093	694,427
	Silicon Motion Technology Corp. ADR	2,604	292,403
	SkyWater Technology, Inc.(A)	25,041	686,374
	SolarEdge Technologies, Inc. ADR(A)	13,525	690,451
	Teradyne, Inc.	2,323	688,677
	Ultra Clean Holdings, Inc.(A)	7,480	465,106
			7,263,342

QUARTERLY REPORT | MARCH 31, 2026

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
16.09%	MATERIALS
	Agnico Eagle Mines Ltd. ADR	1,452	$294,727
	Alamos Gold, Inc. ADR	6,635	294,793
	AngloGold Ashanti plc ADR	3,000	292,080
	Aura Minerals, Inc. ADR	8,478	691,805
	Compañia de Minas Buenaventura ADR	8,199	295,492
	First Majestic Silver Corp. ADR	13,667	293,567
	Franco-Nevada Corp. ADR	1,191	294,236
	LSB Industries, Inc.(A)	30,817	459,173
	LyondellBasell Industries NV ADR	5,708	459,836
	Silvercorp Metals, Inc. ADR	27,328	293,503
	SSR Mining, Inc. ADR(A)	10,051	295,499
	Tronox Holdings plc ADR	47,000	459,190
			4,423,901

100.14%	TOTAL COMMON STOCKS
	(Cost: $27,282,209)		27,538,224

100.14%	TOTAL INVESTMENTS
	(Cost: $27,282,209)		27,538,224
(0.14%)	Liabilities in excess of other assets		(37,451)
	NET ASSETS		$27,500,773

(A)Non-income producing

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

QUARTERLY REPORT | MARCH 31, 2026

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Common Stocks	$27,538,224	$—	$—	$27,538,224
	$27,538,224	$—	$—	$27,538,224

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $27,282,209, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$876,839
Gross unrealized depreciation	(620,825)
Net unrealized appreciation	$256,014